Other Income - Additional Information (Details)		3 Months Ended	6 Months Ended
	May 21, 2020 USD ($) item	Jun. 30, 2020 CAD ($)	Jun. 30, 2020 CAD ($)
Paycheck Protection Program Loan
Other income
Borrowings	$ 133,700
Loan bears interest	1.00%
Loan matures	24 months
Payments of principal and interest on monthly | item	18
Industrial Research Assistance Program Funding
Other income
Other income		$ 243,936	$ 243,936
Canada Emergency Wage Subsidy
Other income
Other income		$ 79,834	$ 79,834